Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

8. Stock-Based Compensation

Total stock-based compensation was as follows:

	Nine Months September 30,
	2018	2019
	(in thousands)
Cost of product revenue	$38	$156
Research and development	146	582
Sales and marketing	185	597
General and administrative	505	1,001

Total stock-based compensation	$874	$2,336

Determination of Fair Value

The Company estimates the grant-date fair value of the Company’s option awards using the Black-Scholes option pricing model. The assumptions for the Black-Scholes model for the nine months ended September 30, 2018 and 2019 were as follows:

	Nine Months Ended September 30,
	2018	2019
Expected term (in years)	6.08	6.08
Expected volatility	40.8%-45.9%	42.4%-42.9%
Risk-free interest rate	1.9%-2.9%	2.4%-2.6%
Expected dividend yield	0	0%

2009 Equity Incentive Plan and 2019 Equity Incentive Plan

On June 17, 2009, the Company adopted the 2009 Equity Incentive Plan (the “2009 Plan”) under which the Board had the authority to issue stock options to employees, directors and consultants.

In February 2019, the Company adopted the 2019 Stock Option and Incentive Plan (the “2019 Plan”), which became effective in connection with the IPO. As a result, effective as of March 6, 2019, the Company may not grant any additional awards under the 2009 Plan. The 2009 Plan will continue to govern outstanding equity awards granted thereunder. The Company has initially reserved 2,000,430 shares of common stock for the issuance of a variety of awards under the 2019 Plan, including stock options, stock appreciation rights, awards of restricted stock and awards of restricted stock units. In addition, the number of shares of common stock reserved for issuance under the 2019 Plan will automatically increase on the first day of January for a period of up to ten years, commencing on January 1, 2020, in an amount equal to 3% of the total number of shares of the Company’s capital stock outstanding on the last day of the preceding year, or a lesser number of shares determined by the Company’s board of directors. As of September 30, 2019, there were 1,470,192 shares available for issuance under the 2019 Plan.

Stock Options

Option activity under the 2009 Plan and 2019 Plan is set forth below:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Balance, December 31, 2018	3,636,358	$3.54	7.79	$11,267
Options granted	442,858	14.69
Options exercised	(386,309)	2.65
Options forfeited	(34,471)	3.49

Balance, September 30, 2019	3,658,436	$4.95	7.52	$91,399

Vested and exercisable, September 30, 2019	1,831,368	$3.14	6.59	$49,068

Restricted Stock Units

Restricted stock units (“RSUs”) are share awards that entitle the holder to receive freely tradable shares of the Company’s common stock upon vesting. The RSUs cannot be transferred and the awards are subject to forfeiture if the holder’s employment terminates prior to the release of the vesting restrictions. The RSUs generally vest over a four-year period with straight-line vesting and a 25% one year cliff or over a three year period in equal amounts on a semi-annual basis, provided the employee remains continuously employed with the Company. The fair value of the RSUs is equal to the closing price of the Company’s common stock on the grant date.

RSU activity under the 2019 Plan is set forth below:

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Balance, December 31, 2018	—	$—
RSUs granted	229,450	38.26
RSUs forfeited	(2,900)	37.51

Balance, September 30, 2019	226,550	$38.27

Employee Share Purchase Plan (ESPP)

In February 2019, the Company adopted the 2019 Employee Stock Purchase Plan (“ESPP”), which became effective as of March 6, 2019. The Company has initially reserved 300,650 shares of common stock for purchase under the ESPP. Each offering to the employees to purchase stock under the ESPP will begin on each September 1 and March 1 and will end on the following February 28 or 29 and August 30, respectively. The first offering period began on September 1, 2019 and will end on February 29, 2020. On each purchase date, which falls on the last date of each offering period, ESPP participants will purchase shares of common stock at a price per share equal to 85% of the lesser of (1) the fair market value per share of the common stock on the offering date or (2) the fair market value of the common stock on the purchase date. The occurrence and duration of offering periods under the ESPP are subject to the determinations of the Company’s Compensation Committee, in its sole discretion.

The fair value of the ESPP shares is estimated using the Black-Scholes option pricing model. The Company recorded $64,000 of stock-based compensation expense related to the ESPP for the nine months ended September 30, 2019.

10. Stock-Based Compensation

Total stock-based compensation was as follows:

	Year Ended December 31,
	2017	2018
	(in thousands)
Cost of product revenue	$46	$67
Research and development	185	235
Sales and marketing	130	294
General and administrative	604	701

Total stock-based compensation	$965	$1,297

Determination of Fair Value

The estimated grant-date fair value of all the Company’s stock-based awards was calculated using the Black-Scholes option pricing model, based on the following assumptions:

	December 31,
	2017	2018
Expected term (in years)	6.08	6.08
Expected volatility	45.6%	40.8%-41.9%
Risk-free interest rate	1.9%-2.2%	2.5%-3.1%
Expected dividend yield	0%	0%

The fair value of each stock option grant was determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment and estimation by management.

Expected Term—The expected term represents the period that stock-based awards are expected to be outstanding. The Company’s historical share option exercise information is limited due to a lack of sufficient data points, and did not provide a reasonable basis upon which to estimate an expected term. The expected term for option grants is therefore determined using the simplified method. The simplified method deems the expected term to be the midpoint between the vesting date and the contractual life of the stock-based awards.

Expected Volatility—The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry that are considered to be comparable to the Company’s business over a period equivalent to the expected term of the stock-based awards since there has been no trading history of the Company’s common stock.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the stock-based awards’ expected term.

Expected Dividend Yield—The expected dividend yield is zero as the Company has not paid nor does it anticipate paying any dividends on its common stock in the foreseeable future.

The Company has elected to recognize forfeitures of share-based payment awards as they occur.

Equity Incentive Plan

On June 17, 2009, the Company adopted the 2009 Equity Incentive Plan (the “Plan”) under which the Board may issue stock options to employees, directors and consultants. The Board has the authority to determine to whom options will be granted, the number of shares, the term and the exercise price. If an individual owns stock representing 10% or more of the outstanding shares, the price of each share shall be at least 110% of the fair market value, as determined by the Board. Options granted under the Plan have a term of up to 10 years and generally vest over a 4 year period with a straight-line vesting and a 25% one year cliff. As of December 31, 2018, the Company had reserved 5,057,744 shares of common stock for issuance under the Plan.

Activity under the 2009 Plan is set forth below:

	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Term	Aggregate Intrinsic Value
				(in years)	(in thousands)
Balance, December 31, 2016	887,885	1,365,934	$1.95		$2,011
Awards authorized	1,352,677	—
Options granted	(1,974,589)	1,974,589	3.42
Options exercised	—	(71,522)	1.95
Options cancelled	160,397	(160,397)	2.44

Balance, December 31, 2017	426,370	3,108,604	$2.81	8.03	$3,647
Awards authorized	691,503	—
Options granted	(1,015,963)	1,015,963	5.25
Options exercised	—	(197,820)	2.20
Options cancelled	290,389	(290,389)	3.42

Balance, December 31, 2018	392,299	3,636,358	$3.54	7.79	$11,267

Vested and exercisable, December 31, 2018		1,585,273	$2.68	6.50	$6,249

Vested and expected to vest, December 31, 2018		3,636,358	$3.54	7.79	$11,267

The weighted-average grant date fair value of options granted during the years ended December 31, 2017 and 2018 was $1.59 and $2.56 per share, respectively. The total grant date fair value of options vested was $0.9 million and $1.6 million for the years ended December 31, 2017 and 2018, respectively.

The aggregate intrinsic values of options outstanding, vested and exercisable, and vested and expected to vest were calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock, as determined by the Board, as of December 31, 2018. The aggregate intrinsic value of options exercised was $0.1 million and $0.5 million for the years ended December 31, 2017 and 2018, respectively.

As of December 31, 2018, total unrecognized stock-based compensation related to unvested stock options was $3.8 million, which the Company expects to recognize over a remaining weighted-average period of 2.72 years.

Early Exercise of Options

Certain stock options granted under the Company’s stock option Plan provide option holders the right to elect to exercise unvested options in exchange for restricted common stock. A summary of the restricted stock shares issued under the Company’s Plan is as follows:

	Number of Shares	Weighted- Average Exercise Price
Outstanding and unvested at December 31, 2016	94,610	$0.61
Vested	83,007	$0.61

Outstanding and unvested at December 31, 2017	11,603	$0.61
Exercised	45,287	$2.20
Vested	(43,468)	$1.83

Outstanding and unvested at December 31, 2018	13,422	$2.20

Terms of the Plan permit certain option holders to exercise options before their options are vested, subject to certain limitations. Upon early exercise, the awards become subject to a restricted stock agreement. The shares of restricted stock granted upon early exercise of the options are subject to the same vesting provisions in the original stock option awards. Common stock outstanding in these consolidated financial statements includes restricted stock subject to repurchase. Shares issued as a result of early exercise that have not vested are subject to repurchase by the Company upon termination of the purchaser’s employment, at the price paid by the purchaser, and are not deemed to be issued for accounting purposes until those related shares vest. The liability is reclassified into common stock and additional paid-in capital as the shares vest and the repurchase right lapses. Accordingly, the Company has recorded the unvested portion of the exercise proceeds of $7,000 and $29,000 as a liability as of December 31, 2017 and 2018, from the early exercise in the accompanying consolidated balance sheets.

Stock-Based Awards Granted Outside of Equity Incentive Plans

Common Stock Warrants

In May 2015, the Company issued warrants to purchase shares of its common stock to the three founders of the Company. In February 2018, in connection with the execution of the 2018 Loan and Security Agreement, the Company issued warrants to purchase shares of the Company’s common stock. The key terms of the outstanding common stock warrants are summarized in the following table:

	Warrants Outstanding
	Warrants Outstanding December 31, 2017	Warrants Outstanding December 31, 2018	Exercise Price	Expiration
Related party common stock warrants	141,778	141,778	$2.196	May 2025
Common stock warrants issued in connection with the 2018 Loan and Security Agreement	—	34,440	$4.026	February 2028

Total common stock warrants	141,778	176,218